Leases Lessee (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
ROU assets, operating lease			$ 6,000
Amortization of other leased asset	$ (28,603)	$ (28,603)		$ (24,382)	$ (17,121)
Net Investment in Lease	7,140	7,140
Operating Lease, Liability	6,790	6,790	6,200
Finance Lease, Liability	581	581		552
Total Lease Liability	$ 7,371	$ 7,371
Finance lease, weighted average remaining lease term	2 years 5 months	2 years 5 months
Operating lease, weighted average remaining lease term	18 years 4 months	18 years 4 months
Finance lease, weighted average discount rate, percent	3.54%	3.54%
Operating lease, weighted average discount rate, percent	4.07%	4.07%
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability		$ 1,444
Lease, Cost [Abstract]
Finance Lease, Right-of-Use Asset, Amortization	$ 64	128
Finance Lease, Interest Expense	4	9
Operating lease, costs	449	797
Short-term Lease, Cost	376	767
Statement of Cash Flow Information [Abstract]
Operating Lease, Payments		(620)
Finance Lease, Principal Payments		(122)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating lease, remaining 2019	745	745
Operating lease, 2020	1,174	1,174
Lessee, Operating Lease, Liability, Payments, Due Year Three	723	723
Lessee, Operating Lease, Liability, Payments, Due Year Four	684	684
Lessee, Operating Lease, Liability, Payments, Due Year Five	529	529
Lessee, Operating Lease, Liability, Payments, Due after Year Five	6,419	6,419
Operating lease, total undiscounted cash flows from leases	10,274	10,274
Operating Lease, Liability	6,790	6,790	$ 6,200
Operating lease, difference between undiscounted cash flows and PV of lease liabilities	3,484	3,484
Finance Lease, Liability, Payment, Due [Abstract]
Finance Lease, Liability, Payments, Remainder of Fiscal Year	148	148
Finance Lease, Liability, Payments, Due Year Two	295	295
Finance Lease, Liability, Payments, Due Year Three	98	98
Finance Lease, Liability, Payments, Due Year Four	26	26
Finance Lease, Liability, Payments, Due Year Five	20	20
Finance Lease, Liability, Payments, Due after Year Five	15	15
Finance lease, total undiscounted cash flows from leases	602	602
Finance Lease, Liability	581	581		$ 552
Finance lease, difference between undiscounted cash flows and PV of lease liabilities	21	21
Real Estate Investment
Lessee, Lease, Description [Line Items]
ROU assets, operating lease	4,707	4,707
ROU asset in real estate leases, accumulated amortization	217	217
Net Investment in Lease	4,490	4,490
Other Assets
Lessee, Lease, Description [Line Items]
ROU assets, operating lease	2,540	2,540
ROU assets, finance lease	705	705
Amortization of other leased asset	(595)	(595)
Net Investment in Lease	$ 2,650	$ 2,650